Related Party Transactions - Schedule of Outstanding Balance Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Beijing Baichuan [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]			¥ 4,488
Yuhuatongxing [Member]
Related Party Transaction [Line Items]
Due from related parties	[2]	1,440
Due to related parties	[2]	2,621
Other related parties [Member]
Related Party Transaction [Line Items]
Due from related parties		137
Due to a Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	700
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		1,577		4,488
Due to related parties		¥ 3,321	$ 464

[1]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties. Beijing Feierlai ceased to provide the marketing services to Beijing Baichuan since the first quarter of fiscal year 2025.
[2]	The Group sells pop toys and provides e-commerce platform operation services Yuhuatongxing (Beijing) Cultural Development Co., Ltd., which are both recorded as revenues from related parties. Yuhuatongxing (Beijing) Cultural Development Co., Ltd. provides brand and products promotion services to the Group, which is recorded as operating expense.
[3]	The Group acquired the 0.88% equity interests of Shenzhen Letsvan from a related party with a total consideration of RMB3,500, of which RMB2,800 was paid during the year ended June 30, 2025 and the remaining RMB700 to be paid in July 2025.